Summary of Reconciliation of Statement of Operations (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net operating revenue		R$ 23,789,654	R$ 25,996,423	R$ 27,353,765
Cost of sales and/or services		(15,676,216)	(16,741,791)	(16,250,083)
Gross profit		8,113,438	9,254,632	11,103,682
Operating expenses/income
Selling expenses		(4,399,936)	(4,383,163)	(4,719,811)
General and administrative expenses		(3,064,252)	(3,687,706)	(3,912,178)
Other operating income (expenses), net		(1,043,922)	(1,237,085)	(2,294,320)
Profit (loss) before financial income (expenses) and taxes				177,373
Financial income (expenses)		(1,612,058)	(4,375,309)	(6,724,489)
Income (loss) before taxes	[1]	(4,378,648)	(13,434,628)	(6,547,116)
Income (loss) from continuing operations		350,987	(2,245,113)	(3,379,928)
Loss from continuing operations		(4,027,661)	(15,679,742)	(9,927,044)
Loss from discontinuing operations				(867,139)
Loss for the year		(4,027,661)	(15,679,742)	(10,794,183)
Net income (loss) attributable to owners of the Company		(3,736,518)	(15,502,132)	(10,381,490)
Net income (loss) attributable to non-controlling interests		R$ (291,143)	R$ (177,610)	(412,693)
Scenario, Previously Reported
Net operating revenue				27,353,765
Cost of sales and/or services				(16,250,083)
Gross profit				11,103,682
Operating expenses/income
Selling expenses				(4,719,811)
General and administrative expenses				(3,912,178)
Other operating income (expenses), net				(1,258,654)
Profit (loss) before financial income (expenses) and taxes				1,213,039
Financial income (expenses)				(6,538,008)
Income (loss) before taxes				(5,324,969)
Income (loss) from continuing operations				(3,379,928)
Loss from continuing operations				(8,704,897)
Loss from discontinuing operations				(867,139)
Loss for the year				(9,572,036)
Net income (loss) attributable to owners of the Company				(9,159,343)
Net income (loss) attributable to non-controlling interests				(412,693)
Restatement Adjustmenta [Member]
Operating expenses/income
Other operating income (expenses), net				(976,215)
Profit (loss) before financial income (expenses) and taxes				(976,215)
Financial income (expenses)				(186,481)
Income (loss) before taxes				(1,162,696)
Loss from continuing operations				(1,162,696)
Loss for the year				(1,162,696)
Net income (loss) attributable to owners of the Company				(1,162,696)
Restatement AdjustmentB [Member]
Operating expenses/income
Other operating income (expenses), net				(59,451)
Profit (loss) before financial income (expenses) and taxes				(59,451)
Income (loss) before taxes				(59,451)
Loss from continuing operations				(59,451)
Loss for the year				(59,451)
Net income (loss) attributable to owners of the Company				R$ (59,451)

[1]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)